DISCONTINUED OPERATIONS - Summarized Financial Information (Details) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Apr. 15, 2021	Apr. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets			$ 925,597	$ 537,793
Non-current assets			4,022,698
Current liabilities			(1,307,222)	(1,180,206)
Non-current liabilities			(1,463,156)
Non-controlling interests			447,267	338,124
Net (loss)/income			$ 560,615	(167,930)	$ (122,375)
Investments, ownership percentage			100.00%
Golar Partners | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	$ 85,738	$ 85,738		146,821
Non-current assets	1,742,835	1,742,835		1,880,840
Current liabilities	(1,152,473)	(1,152,473)		(832,277)
Non-current liabilities	(17,965)	(17,965)		(570,063)
Non-controlling interests	(82,339)	(82,339)		82,112
Revenue		78,389		284,734
Net (loss)/income		28,952		18,077
Hygo Energy Transition Ltd
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net loss, management incentive scheme	83,700
Hygo Energy Transition Ltd | Equity Method Investment, Nonconsolidated Investee or Group of Investees
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	97,509	97,509		109,596
Non-current assets	949,265	949,265		917,976
Current liabilities	(144,146)	(144,146)		(97,245)
Non-current liabilities	(461,291)	(461,291)		(453,278)
Non-controlling interests	$ (15,250)	(15,250)		13,557
Revenue		13,749		47,295
Net (loss)/income		$ (110,735)		$ (61,859)